SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 16 - SUBSEQUENT EVENTS: On February 28, 2024, D. VIEW Ltd. was formed in the State of Israel, wholly owned by Odysight.ai Inc., to act as a local agent for the defense market in Israel.